RELATED PARTY TRANSACTIONS AND BALANCES (Details Textual) - USD ($)		3 Months Ended		12 Months Ended
	Mar. 31, 2019	Jun. 30, 2019	Jun. 30, 2018	Mar. 31, 2019	Mar. 31, 2018
Related Party Transaction [Line Items]
Accrued interest receivable	$ 353	$ 90		$ 353	$ 590
Interest Rate On Loan	2.00%			2.00%	1.00%
Chief Executive Officer [Member]
Related Party Transaction [Line Items]
Accounts Payable, Related Parties	$ 229,473	258,737		$ 229,473	$ 208,567
Chief Technology Officer [Member]
Related Party Transaction [Line Items]
Due from Related Parties	18,585	19,068		18,585	18,897
Accounts Payable, Related Parties	14,851	$ 14,532		14,851	135,039
Related Party Transaction, Rate		2.00%	1.00%
Chief Financial Officer [Member]
Related Party Transaction [Line Items]
Accounts Payable, Related Parties	33,387	$ 33,432		33,387	116,624
Chief Commercial Officer [Member]
Related Party Transaction [Line Items]
Accounts Payable, Related Parties	28,025	$ 28,025		28,025	28,025
Board of Directors Chairman [Member]
Related Party Transaction [Line Items]
Accounts Payable, Related Parties	$ 0			$ 0	$ 587,019